Putnam
Convertible
Income-Growth
Trust

SEMIANNUAL REPORT
April 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* Putnam Convertible Income-Growth Trust's class A shares ranked 10 out of 43 convertible securities funds tracked by Lipper Analytical Services for the year ended April 30, 1997.*

* "Today's uncertain stock and bond markets have caused many investors to give convertibles a closer look -- for their unique combination of defensive attributes and growth potential."

                                          --  Hugh Mullin, Fund Manager

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

27 Financial statements

* Lipper rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. The fund's class A shares ranked 5 out of 20 funds and 4 out of 12 funds for 5- and 10-year periods, respectively. The fund's class B shares (inception 7/15/93) ranked 14 out of 43 funds and 7 out of 30 funds for 1- and 3-year periods, respectively. Class M shares (inception 3/13/95) ranked 13 out of 43 funds and 14 out of 37 funds for 1- and 2-year periods, respectively. Past performance is no guarantee of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

Here are three examples of the creative thinking that goes into the management of Putnam Convertible Income-Growth Trust as it continues to deliver competitive results among its peers.

Your fund's managers recently made two trips to Japan to check out a Toyota convertible -- of the financial, not automotive, variety.

When Berkshire Hathaway, Warren Buffet's large holding company, offered a five-year bond that is convertible into some of the company's shares of Salomon Brothers, your fund's managers took notice.

Whenever a new Thermo Electron spinoff hits the market, the fund's management is there to check it out.

The following midyear report provides details.

I am pleased to announce that Edward T. Shadek, Jr., has joined your fund's management team, effective in May 1997. Ned recently returned to Putnam after a five-year absence. During that time he was associated with the Michael Steinhart hedge fund in New York City and Newbold's Asset Management in Philadelphia. He has 10 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 18, 1997



Report from the Fund Managers
Hugh H. Mullin, lead manager
Charles G. Pohl
Edward T. Shadek, Jr.

The stock and bond markets gave investors a rough ride during the six months ended April 30, 1997. In spite of the volatility -- and in some ways because of it -- Putnam Convertible Income-Growth Trust remains a standout among the convertible funds tracked by Lipper Analytical Services. The mutual fund research organization has consistently ranked the fund in the top third of its category, as shown in the fund highlight on page 2.

During the semiannual period, an investment in the fund's class A shares increased in value by 7.06%, assuming reinvestment of all distributions and calculated at net asset value. This result fell characteristically between the 14.71% total return of the Standard & Poor's 500 Index(registered trademark) and the 1.22% return of the Lehman Brothers Corporate Bond Index. Taking the maximum sales charge into account, the fund's performance for the period was 0.89%. For performance of the other share classes and over longer periods, please see the tables beginning on page 9.

* STOCK SELECTION, MARKET DISLOCATIONS, TAKEOVERS CONTRIBUTED TO POSITIVE
  RESULTS

Because convertible securities possess attributes similar to both stocks and bonds, their performance typically falls somewhere between that of the two asset classes. Investors seeking some of the growth potential of stocks and some of the safety of capital represented by bonds will often invest in a portfolio of convertibles. At times of market uncertainty, equity investors may direct some assets toward convertibles as a defensive strategy. In the currently volatile securities market environment, growing numbers of investors have done just that. The resulting increase in demand may explain, at least in part, why convertibles performed relatively well during the period.

In Putnam Management's view, however, careful investment selection made an equally important contribution to your fund's positive performance. The fund benefited from its large-company common stock holdings and by avoiding many of the convertible securities that experienced sharp price declines. In addition, we took advantage of opportunities arising out of market dislocations by buying securities that were out of favor and selling those that had attained lofty valuations.

Sensing that the technology sector may be approaching an upturn, we have recently increased its weighting in the portfolio. We have also been gradually rebuilding the fund's energy exposure to take advantage of favorable prices in the wake of a drop in oil and gas stocks. We took profits in some financial services issues, but the portfolio remains heavily overweighted in that sector, especially in bank and insurance holdings.

We have also sought out companies that look disproportionately undervalued. Such companies are often candidates for acquisition, a situation that can result in substantial profits for holders of their securities. A good example is the health maintenance organization, Healthsource, which at the time of its takeover by Cigna, a large multiline insurance and managed-care company, was one of the fund's largest positions. The resulting increase in the value of the Cigna holdings measurably helped the fund's performance for the period.

* FUND INCREASES STAKE IN NON-U.S. CONVERTIBLES

We have not confined our search for attractive convertibles to the United States. Although the core mission of the fund is to invest in domestic securities, we are constantly on the lookout for select situations where we think the fundamentals are exceptional for tactical global diversification. In recent months, we have increased your fund's exposure to securities of companies headquartered outside the United States. At period's end, the fund was approaching the 10% cap allowed for such holdings.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banks                              7.7%

Electronics and
electrical equipment               7.4%

Oil and gas                        7.4%

Retail                             6.7%

Insurance and
finance                            5.7%

Footnote reads:
* Based on net assets as of 4/30/97. Sector allocations will vary over time.

Toyota provides an excellent example of our growing commitment to non-U.S. investments. When a large convertible debenture issued by the Japanese-based automobile manufacturer came to our attention, we decided to take a closer look. The company has a triple-A balance sheet and, because of its large export business, has a favorable sensitivity to a weakening yen. After two visits to Japan for on-site investigations and management interviews, we established a position in the fund's portfolio in December 1995. The debenture's positive performance during the semiannual period confirmed our confidence in the selection. While the Toyota issue, along with other securities discussed in this report, was viewed favorably at the end of the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* CAPTURING A NEW TREND: BONDS OF ONE COMPANY CONVERTIBLE INTO STOCK OF
  ANOTHER

Another trend that has developed over the past two years is the practice of companies issuing securities that are convertible into the common stock of another company. As a means of monetizing some of its Salomon Brothers holdings, Berkshire Hathaway, another triple-A issuer, recently offered a five-year bond convertible into Salomon Brothers' common stock.

We were attracted to the security because we concluded that, by virtue of its short maturity and Berkshire Hathaway's strong balance sheet, the convertible was reasonably valued with very little downside risk. More importantly, Salomon Brothers management, in our opinion, is moving the company in the right direction in terms of improving returns and rationalizing the business mix.

Examples of more typical convertibles held by your fund are those of Thermo Electron and several of its successful small to midsize spinoffs. You'll find them listed in various industry categories in the portfolio, all with the "Thermo" prefix. Over the past two decades, the parent company has pursued the strategy of developing certain technologies in-house, then spinning off minority portions of new subsidiaries to the public while retaining majority positions. Since the spinoffs carry the parent company's excellent credit rating, they are able to finance expansion economically and efficiently. During the period, we added significantly to these holdings as the decline in the small and mid-cap markets made their prices attractive.

[GRAPHIC OMITTED: TOP TEN HOLDINGS]

TOP TEN HOLDINGS

Rogers Communications, convertible debentures, 2s of '05
Telecommunications

Comcast Corp., convertible notes 11/8s of '07
Consumer services

Banc One Corp., Series C, $3.50 convertible preferreds
Banking

Magna International, convertible subordinated notes, 5s of '02
Automotive equipment

USF&G Corp., convertible subordinated notes 0% of '09
Insurance and finance

American General Delaware Corp., $3.00 convertible preferreds
Insurance and finance

K mart Financing I, $3.875 convertible preferreds
Retailing

Texas Instruments, convertible subordinated debentures, 23/4s of '02 Electronics and electrical equipment

Softkey International, Inc., 144A convertible senior notes, 51/2s of '00 Computer equipment

J. Baker, Inc., convertible debentures, 7s of '02
Retailing

Footnote reads:
Top 10 holdings represented 7.3% of the fund's net assets. Portfolio holdings will vary over time.

* OUTLOOK: SLOWER GROWTH, CONTINUED LOW INFLATION, MODERATELY HIGHER INTEREST RATES

The economy is now showing some signs of slowing a bit from the vigorous pace reported in the March quarter. On this basis, we continue to look for moderate economic growth over the remainder of fiscal 1997. Similarly, we expect inflation to remain under control in the months ahead.

We are also closely monitoring the interest-rate outlook, because interest rates, particularly short-term rates, historically have exerted significant influence over the convertible market. The Fed's decision to leave rates unchanged at its May meeting is no assurance against future increases. Historically the Fed has shifted monetary policy by engineering a series of small rate changes, seldom just one.

In the current environment, we believe convertibles generally are fairly valued and we are still finding quite a few opportunities overall. In the main, we are optimistic about your fund's prospects during the latter half of fiscal 1997.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Convertible Income-Growth Trust is designed for investors seeking current income and capital appreciation mainly through bonds and preferred stocks convertible into common stock, with capital conservation as a secondary objective.

TOTAL RETURN FOR PERIODS ENDED 4/30/97

                                Class A         Class B         Class M
 (inception date)              (6/29/72)       (7/15/93)       (3/13/95)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                     7.06%   0.89%  6.59%   1.74%   6.78%   3.03%
------------------------------------------------------------------------------
1 year                      12.47    6.01  11.58    6.60   11.91    7.98
------------------------------------------------------------------------------
5 years                     92.39   81.30     --      --     --      --
Annual average              13.98   12.64     --      --     --      --
------------------------------------------------------------------------------
10 years                   172.37  156.69     --      --     --      --
Annual average              10.54    9.89     --      --     --      --
------------------------------------------------------------------------------
Life of class                  --      --  52.25   49.25  42.72   37.69
Annual average                 --      --  11.73   11.14  18.08   16.12
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/97
                                                                  Lehman Bros.
                                                  S&P 500         Corporate
                                                    Index         Bond Index
------------------------------------------------------------------------------
6 months                                            14.71%          1.22%
------------------------------------------------------------------------------
1 year                                              25.12           7.44
------------------------------------------------------------------------------
5 years                                            119.75          48.95
Annual average                                      17.06           8.30
------------------------------------------------------------------------------
10 years                                           274.55         143.30
Annual average                                      14.12           9.30
------------------------------------------------------------------------------
Life of class B                                     95.97          25.95
Annual average                                      19.41           6.20
------------------------------------------------------------------------------
Life of class M                                     71.69          20.77
Annual average                                      28.84           9.09
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions or, for class A shares, distribution fees prior to implementation of the class A distribution plan in 1990. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 4/30/97

                               Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number):           2               2               2
------------------------------------------------------------------------------
Income                         $0.480          $0.407          $0.437
------------------------------------------------------------------------------
Capital gains:
------------------------------------------------------------------------------
Long-term                    0.906768        0.906768         0.906768
------------------------------------------------------------------------------
Short-term                   0.637232        0.637232         0.637232
------------------------------------------------------------------------------
  Total                     $2.024          $1.951           $1.981
------------------------------------------------------------------------------
Share value:                 NAV     POP        NAV         NAV     POP
------------------------------------------------------------------------------
10/31/96                  $21.24  $22.54     $21.09      $21.14  $21.91
------------------------------------------------------------------------------
4/30/97                    20.66   21.92      20.48       20.54   21.28
------------------------------------------------------------------------------
Current return:              NAV     POP        NAV         NAV     POP
------------------------------------------------------------------------------
(end of period)
------------------------------------------------------------------------------
Current dividend rate1      4.65%   4.38%     4.00%       4.19%   4.04%
------------------------------------------------------------------------------
Current 30-day SEC yield2   5.04    4.75      4.30        4.55    4.39
------------------------------------------------------------------------------
1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 3/31/97
(most recent calendar quarter)

                                Class A         Class B         Class M
(inception date)               (6/29/72)       (7/15/93)       (3/13/95)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                    6.25%   0.13%   5.83%   1.01%   5.98%   2.27%
------------------------------------------------------------------------------
1 year                     12.96    6.46   12.13    7.13   12.40    8.48
------------------------------------------------------------------------------
5 years                    92.11   81.09      --      --      --      --
Annual average             13.95   12.61      --      --      --      --
------------------------------------------------------------------------------
10 years                  163.44  148.24      --      --      --      --
Annual average             10.17    9.52      --      --      --      --
------------------------------------------------------------------------------
Life of class                 --      --   50.10   47.10   40.64   35.68
Annual average                --      --   11.57   10.96   18.10   16.05
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of large-capitalization common stocks and is frequently used as a general gauge of stock market performance.

Lehman Brothers Corporate Bond Index* is an unmanaged list of corporate bonds.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund *

Health Sciences Trust

International Growth Fund +

International New Opportunities Fund

Investors Fund

New Opportunities Fund

OTC & Emerging Growth Fund [DBL. DAGGERS]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS **

Putnam money market funds: ++

California Tax Exempt Money Market Fund

Money Market Fund

New York Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

CDs and savings accounts [2 DBL. DAGGERS]

* Formerly Natural Resources Fund

+ Formerly Overseas Growth Fund

[DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

** Relative to above.

++ An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

[2 DBL. DAGGERS] Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Portfolio of investments owned
April 30, 1997 (Unaudited)


CONVERTIBLE BONDS AND NOTES (44.2%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Aerospace and Defense (0.5%)
------------------------------------------------------------------------------------------------------------
  $   3,750,000  Rohr Industries, Inc. cv. sub. deb. 7s, 2012                                 $    3,337,500
      2,103,000  UNC, Inc. cv. sub. deb. 7 1/2s, 2006                                              2,092,485
                                                                                              --------------
                                                                                                   5,429,985

Airlines (0.2%)
------------------------------------------------------------------------------------------------------------
      2,000,000  Reno Air, Inc. cv. sr. notes 9s, 2002                                             2,060,000

Automotive (2.0%)
------------------------------------------------------------------------------------------------------------
      9,740,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                    5,539,625
      8,200,000  Magna International cv. sub. deb. 5s, 2002                                        8,917,500
      3,750,000  Mascotech, Inc. cv. sub. deb. 4 1/2s, 2003                                        3,262,500
JPY 400,000,000  Toyota Motor Corp. cv. deb. 1.2s, 1998 (Japan)                                    5,983,784
                                                                                              --------------
                                                                                                  23,703,409

Banks (1.4%)
------------------------------------------------------------------------------------------------------------
      2,089,000  Banamex (Nassau Branch) 144A cv. jr. sub. notes
                   11s, 2003(Bahamas)                                                              2,151,670
        380,000  Banco Nationale Mexico 144A cv. company guaranty
                   7s, 1999(Bahamas)                                                                 363,850
      7,500,000  Mitsubishi Bank Ltd. International Finance (Bermuda)
                   cv. trust guaranteed notes 3s, 2002(Japan)                                      7,621,875
JPY 830,000,000  Sumitomo Bank Ltd. 144A cv. bank guarantee
                   0 3/4s, 2001(Japan)                                                             6,959,692
                                                                                              --------------
                                                                                                  17,097,087

Basic Industrial Products (1.3%)
------------------------------------------------------------------------------------------------------------
      1,964,000  Cooper Industries, Inc. cv. sub. 7.05s, 2015                                      2,180,040
      3,700,000  SKF Corp. 144A cv. deb. zero %, (Sweden)                                          2,712,563
      3,000,000  Thermo Electron Corp. cv. deb. 5s, 2001                                           4,950,000
      5,750,000  Thermo Electron Corp. 144A cv. sub. 4 1/4s, 2003                                  6,202,813
                                                                                              --------------
                                                                                                  16,045,416

Broadcasting (0.4%)
------------------------------------------------------------------------------------------------------------
      4,350,000  International Cabletel, Inc. 144A cv. deb. 7 1/4s, 2005                           4,181,438
        450,000  International Cabletel, Inc. cv. sub. notes 7s, 2008                                383,625
                                                                                              --------------
                                                                                                   4,565,063

Building and Construction (0.4%)
------------------------------------------------------------------------------------------------------------
      3,500,000  Continental Homes Holding cv. sub. notes 6 7/8s, 2002                             3,250,625
      1,805,000  U.S. Home Corp. cv. deb. 4 7/8s, 2005                                             1,624,500
                                                                                              --------------
                                                                                                   4,875,125
Business Equipment and Services (1.8%)
------------------------------------------------------------------------------------------------------------
        750,000  Career Horizons, Inc. cv. bonds 7s, 2002                                          1,263,750
      1,500,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                    1,263,750
      9,050,000  Corporate Express, Inc. 144A cv. notes 4 1/2s, 2000                               7,726,438
      7,006,000  Maxtor Corp. cv. sub. deb. 5 3/4s, 2012                                           4,834,140
        750,000  U.S. Office Products Co. cv. sub notes 5 1/2s, 2003                                 635,625
      6,440,000  U.S. Office Products Co. 144A cv. sub. notes 5 1/2s, 2003                         5,401,550
                                                                                              --------------
                                                                                                  21,125,253

Chemicals (0.5%)
------------------------------------------------------------------------------------------------------------
      2,250,000  Hercules, Inc. cv. deb. 8s, 2010                                                  5,982,188

Computer Equipment (1.2%)
------------------------------------------------------------------------------------------------------------
      4,590,000  Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004                                    3,878,550
     10,800,000  Softkey International, Inc. 144A cv. sr. notes 5 1/2s, 2000                       8,032,500
      2,500,000  Synoptics Communications Inc. 144A cv. sub. deb.
                   5 1/4s, 2003                                                                    2,184,375
                                                                                              --------------
                                                                                                  14,095,425

Computers (0.7%)
------------------------------------------------------------------------------------------------------------
        750,000  MacNeal-Schwendler cv. sub. deb. 7 7/8s, 2004                                       725,625
      8,575,000  Safeguard Scientifics, Inc. 144A cv. sub. notes 6s, 2006                          7,792,531
                                                                                              --------------
                                                                                                   8,518,156

Conglomerates (0.9%)
------------------------------------------------------------------------------------------------------------
      1,400,000  Dart & Kraft Finance N.V. cv. company guaranty
                   Ser. WW, 7 3/4s, 1998                                                           4,872,000
      3,750,000  Hexcel Corp. cv. sub. notes 7s, 2003                                              4,893,750
      1,500,000  Samsung Heavy Industries cv. deb. 0 1/2s, 2009                                    1,593,750
                                                                                              --------------
                                                                                                  11,359,500

Consumer Non Durables (1.3%)
------------------------------------------------------------------------------------------------------------
      1,625,000  BEC Group, Inc. cv. sub. notes 8s, 2002 [2 DBL. DAGGERS]                          1,438,125
     22,250,000  Coleman Worldwide Corp. cv. sr. sec. notes LYON
                   zero %, 2013                                                                    6,730,625
      2,000,000  Dixie Yarns, Inc. cv. deb. 7s, 2012                                               1,605,000
      6,835,000  Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                              6,168,588
                                                                                              --------------
                                                                                                  15,942,338

Consumer Services (3.4%)
------------------------------------------------------------------------------------------------------------
      4,040,000  Boston Chicken, Inc. cv. sub. deb. 7 3/4s, 2004                                   4,373,300
     13,350,000  Boston Chicken, Inc. cv. notes LYON zero %, 2015                                  3,287,438
     17,950,000  Comcast Corp. cv. notes 1 1/8s, 2007                                              9,154,500
      1,500,000  Comcast Corp. cv. sub. deb. 3 3/8s, (3 3/8s, (5 1/2s, 9/9/97)),
                   2005 ++                                                                         1,365,000
     20,150,000  Hollinger, Inc. cv. LYON zero %, 2013                                             7,354,750
        280,000  Pharmaceutical Marketing Services Inc. cv. notes
                   6 1/4s, 2003                                                                      224,000
      6,625,000  Pharmaceutical Marketing Services Inc. 144A cv. deb.
                   6 1/4s, 2003                                                                    5,432,500
      4,925,000  Protection One, Inc. cv. sr. sub. notes 6 3/4s, 2003                              4,684,906
      4,930,000  WMS Industries, Inc. cv. deb. 5 3/4s, 2002                                        4,732,800
                                                                                              --------------
                                                                                                  40,609,194

Electronics and Electrical Equipment (3.3%)
------------------------------------------------------------------------------------------------------------
      1,850,000  Diagnostic Retrieval System cv. sr. sub. deb. 9s, 2003                            2,275,500
      6,000,000  Magnetek, Inc. cv. deb. 8s, 2001                                                  6,660,000
      7,615,000  Motorola, Inc. cv. sub. deb. LYON zero %, 2013                                    5,654,138
      3,940,000  Richardson Electronics, Ltd. cv. sr. sub. deb 8 1/4s, 2006                        3,610,025
        475,000  Richardson Electronics Ltd. cv. sub. deb. 7 1/4s, 2006                              369,906
      6,020,000  S3, Inc. 144A cv. sub. notes 5 3/4s, 2003                                         4,981,550
        730,000  Sanmina Corp. 144A cv. sub. notes 5 1/2s, 2002                                    1,339,550
      5,015,000  SCI Systems, Inc. cv. sub. notes 5s, 2006                                         6,901,894
      3,750,000  Texas Instruments cv. sub. deb. 2 3/4s, 2002                                      8,076,563
                                                                                              --------------
                                                                                                  39,869,126

Electronic Components and Instruments (2.8%)
------------------------------------------------------------------------------------------------------------
      1,500,000  Cirrus Logic Inc. 144A cv. sub. notes 6s, 2003                                      995,625
      2,035,000  Dovatron International cv. sub. notes 6s, 2002                                    2,131,663
      7,750,000  HMT Technology Corp. 144A cv. sub. notes 5 3/4s, 2004                             6,238,750
      2,700,000  Lernout & Hauspie Speech Products N.V. 144A
                   cv. sub. notes 8s, 2001(Belgium)                                                3,051,000
      5,100,000  Solectron Corp. 144A cv. sub. notes 6s, 2006                                      5,590,875
      5,200,000  Thermo Instruments Systems, Inc. 144A cv. deb. 4 1/2s, 2003                       4,875,000
      1,215,000  Thermo Instruments Systems, Inc. 144A cv. company
                   guaranty 3 3/4s, 2000                                                           2,226,488
      3,425,000  Thermo Optek Corp. 144A cv. bonds 5s, 2000                                        3,459,250
        275,000  Thermo Optek Corp. 144A cv. bonds 5s, 2000                                          277,750
      4,425,000  Thermo Quest Corp. 144A cv. company guaranty 5s, 2000                             4,425,000
                                                                                              --------------
                                                                                                  33,271,401

Environmental Control (1.2%)
------------------------------------------------------------------------------------------------------------
      3,100,000  OHM Corp. cv. sub. deb. 8s, 2006                                                  2,836,500
      3,940,000  Thermo Terratech, Inc. 144A cv. sub. deb. 4 5/8s, 2003                            3,467,200
      1,060,000  U.S. Filter Corp. 144A cv. sub. notes 6s, 2005                                    1,780,800
      2,600,000  USA Waste Services, Inc. cv. sub. notes 4s, 2002                                  2,567,500
      4,878,000  WMX Technologies, Inc. cv. sub. notes 2s, 2005                                    4,219,470
                                                                                              --------------
                                                                                                  14,871,470

Food (0.4%)
------------------------------------------------------------------------------------------------------------
      2,500,000  Chiquita Brands International cv. deb. 7s, 2001                                   2,275,000
      2,400,000  Chiquita Brands International, Inc. 144A cv. sub. 7s, 2001                        2,184,000
                                                                                              --------------
                                                                                                   4,459,000

Food and Beverages (0.5%)
------------------------------------------------------------------------------------------------------------
      5,200,000  Grand Metropolitan PLC cv. unsub. deb. 6 1/2s, 2000
                   (United Kingdom)                                                                6,396,000
Health Care (2.5%)
------------------------------------------------------------------------------------------------------------
      2,740,000  Careline, Inc. cv. sr. sub. notes 8s, 2001                                        3,394,175
      4,400,000  NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                                         3,987,500
        500,000  Quantum Health Resources, Inc. cv. sub. deb. 4 3/4s, 2000                           459,375
      5,000,000  Renal Treatment Centers, Inc. cv. sub. notes 5 5/8s, 2006                         4,525,000
      3,235,000  Renal Treatment Centers, Inc. 144A cv. sub. notes 5 5/8s, 2006                    2,927,675
      2,350,000  Rotech Medical Corp. 144A cv. sub. deb. 5 1/4s, 2003                              2,015,125
      2,738,000  TheraTx, Inc. cv. sub. deb. 8s, 2002                                              2,724,310
      6,500,000  TheraTx, Inc. 144A cv. sub. 8s, 2002                                              6,467,500
      4,250,000  Vivra, Inc. 144A cv. sub. notes 5s, 2001                                          4,053,438
                                                                                              --------------
                                                                                                  30,554,098

Hospital Management and Medical Services (1.5%)
------------------------------------------------------------------------------------------------------------
      4,270,000  Integrated Health Services, Inc. cv. sub. deb. 6s, 2003                           4,547,550
      4,500,000  PhyMatrix, Inc. cv. sub. deb. 6 3/4s, 2003                                        3,678,750
      4,395,000  Sun Healthcare Group, Inc. 144A cv. sub. 6s, 2004                                 3,999,450
      1,750,000  Tenet Health Care Corp. cv. sub. notes 6s, 2005                                   2,100,000
      3,310,000  U.S. Diagnostic Laboratories, Inc. 144A cv. sub. deb. 9s, 2003                    3,177,600
                                                                                              --------------
                                                                                                  17,503,350

Insurance and Finance (2.0%)
------------------------------------------------------------------------------------------------------------
      5,800,000  Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001                                   5,560,750
      5,000,000  NAC Re Corp. cv. deb. 5 1/4s, 2002                                                5,031,250
      3,065,000  Pioneer Financial Services, Inc. cv. sub. notes 6 1/2s, 2003                      4,425,094
     13,550,000  USF&G Corp. cv. sub. notes zero %, 2009                                           8,875,250
                                                                                              --------------
                                                                                                  23,892,344

Medical Supplies and Devices (0.4%)
------------------------------------------------------------------------------------------------------------
      2,000,000  Phoenix Shannon 144A cv. sr. sub. notes 9 1/2s, 2000 +                              600,000
      5,615,000  Uromed Corp. 144A cv. sub. notes 6s, 2003                                         3,376,019
      1,000,000  Ventritex, Inc. cv. sub. notes 5 3/4s, 2001                                       1,118,750
                                                                                              --------------
                                                                                                   5,094,769

Metals and Mining (0.4%)
------------------------------------------------------------------------------------------------------------
      4,169,500  Quanex Corp. cv. sub. deb. 6.88s, 2007                                            4,232,043

Oil and Gas (1.3%)
------------------------------------------------------------------------------------------------------------
      2,500,000  Apache Corp. 144A cv. sub. deb. 6s, 2002                                          2,996,875
      4,380,000  Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                                 4,949,400
      2,750,000  Pennzoil Co. cv. sub. deb. 6 1/2s, 2003                                           4,403,438
      1,075,000  Pride Petroleum Services, Inc. cv. sub. deb. 6 1/4s, 2006                         1,562,781
      2,160,000  Swift Energy Co. cv. sub. notes 6 1/4s, 2006                                      2,003,400
                                                                                              --------------
                                                                                                  15,915,894

Oil and Gas Pipelines (0.2%)
------------------------------------------------------------------------------------------------------------
      2,250,000  SFP Pipeline Holdings, Inc. cv. variable rate exch. deb.
                   10.42s, 2010 [2 DBL. DAGGERS]                                                   2,722,500

Paper and Forest Products (0.7%)
------------------------------------------------------------------------------------------------------------
      6,750,000  Stone Container Corp. cv. sr. sub. notes 8 7/8s, 2000                             7,171,875
      1,800,000  Stone Container Corp. cv. sub. deb. 6 3/4s, 2007                                  1,323,000
                                                                                              --------------
                                                                                                   8,494,875

Pharmaceuticals (2.3%)
------------------------------------------------------------------------------------------------------------
     14,065,000  Alza Corp. cv. sub. notes. LYON zero %, 2014                                      6,171,019
        990,000  Nabi, Inc. cv. sub. notes 6 1/2s, 2003                                              779,625
      3,890,000  Nabi, Inc. 144A cv. sub. notes 6 1/2s, 2003                                       3,063,375
      4,190,000  North American Vaccine, Inc. 144A cv. sub notes 6 1/2s, 2003                      4,038,113
     10,730,000  Roche Holdings, Inc. cv. unsub. LYON zero %, 2010
                   (Switzerland)                                                                   4,935,800
      5,425,000  Sandoz Capital BVI Ltd. 144A cv. company guaranty
                   2s, 2002 (Switzerland)                                                          6,794,813
      2,000,000  Sepracor, Inc. 144A cv. sub. deb. 7s, 2002                                        2,370,000
                                                                                              --------------
                                                                                                  28,152,745

Publishing (0.3%)
------------------------------------------------------------------------------------------------------------
      4,850,000  Thomas Nelson, Inc. 144A cv. sub. notes 5 3/4s, 1999                              4,425,625

Real Estate (0.7%)
------------------------------------------------------------------------------------------------------------
      1,200,000  Alexander Haagen Properties cv. sub. deb. Ser. A,
                   7 1/2s, 2001 (R)                                                                1,122,000
      1,985,000  Camden Property Trust cv. sub. deb. 7.33s, 2001 (R)                               2,243,050
      1,410,000  LTC Properties, Inc. cv. sub. deb. 7 3/4s, 2002 (R)                               1,461,113
      3,750,000  Malan Realty Investors cv. sub. notes 9 1/2s, 2004 (R)                            3,801,563
                                                                                              --------------
                                                                                                   8,627,726

Recreation (0.3%)
------------------------------------------------------------------------------------------------------------
      4,211,000  Speedway Motorsports, Inc. 144A cv. sub. notes 5 3/4s, 2003                       3,958,340

Retail (4.0%)
------------------------------------------------------------------------------------------------------------
      9,510,000  Baker (J.), Inc. cv. deb. 7s, 2002                                                8,012,175
      6,600,000  Home Depot, Inc. cv. sub. notes 3 1/4s, 2001                                      6,740,250
      8,385,000  Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                 7,305,431
      4,325,000  Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003                                  5,260,281
      4,000,000  Proffitt's, Inc. cv. sub. deb. 4 3/4s, 2003                                       4,035,000
      9,000,000  Rite Aid Corp. cv. deb. zero %, 2006                                              6,615,000
      1,000,000  Staples, Inc. cv. sub. deb. 4 1/2s, 2000                                          1,035,000
      6,350,000  Staples, Inc. 144A cv. sub. deb. 4 1/2s, 2000                                     6,572,250
      2,850,000  Sunglass Hut Inernational, Inc. 144A cv. sub. notes 5 1/4s, 2003                  2,183,813
                                                                                              --------------
                                                                                                  47,759,200

Semiconductors (1.4%)
------------------------------------------------------------------------------------------------------------
      7,550,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                    6,370,313
      3,600,000  National Semiconductor Corp. cv. deb. 6 1/2s, 2002                                3,510,000
      3,980,000  Plasma & Materials Technologies, Inc. 144A cv. notes
                   7 1/8s, 2001                                                                    2,706,400
      4,500,000  Xilinx, Inc. 144A cv. sub. notes 5 1/4s, 2002                                     5,152,500
                                                                                              --------------
                                                                                                  17,739,213
Telecommunications (1.3%)
------------------------------------------------------------------------------------------------------------
      5,025,000  MIDCOM Communications, Inc. 144A cv. sub. deb.
                   8 1/4s, 2003                                                                    4,170,750
     22,500,000  Rogers Communications cv. deb. 2s, 2005(Canada)                                  12,037,500
                                                                                              --------------
                                                                                                  16,208,250

Transportation (0.7%)
------------------------------------------------------------------------------------------------------------
GBP 3,300,000  British Airport Authority 144A cv. bonds
                   5 3/4s, 2006(United Kingdom)                                                    5,488,445
  $ 2,350,000  Offshore Logistics, Inc. 144A cv. sub. notes 6s, 2003                               2,373,500
                                                                                              --------------
                                                                                                   7,861,945
                                                                                              --------------
                 Total Convertible Bonds and Notes
                   (cost $523,846,791)                                                        $  533,418,053

COMMON STOCKS (28.4%) *
NUMBER OF SHARES                                                                                       VALUE

Aerospace and Defense (0.2%)
------------------------------------------------------------------------------------------------------------
         28,000  Lockheed Martin Corp.                                                        $    2,506,000

Automotive (0.8%)
------------------------------------------------------------------------------------------------------------
          1,400  Bayerische Motoren Werke (BMW) AG (Germany) +                                     1,148,045
         72,780  Chrysler Corp.                                                                    2,183,400
         80,000  Ford Motor Co.                                                                    2,780,000
         70,000  General Motors Corp.                                                              4,051,250
                                                                                              --------------
                                                                                                  10,162,695

Automotive Parts (0.1%)
------------------------------------------------------------------------------------------------------------
         71,000  Titan Wheel International, Inc.                                                   1,029,500

Banks (3.3%)
------------------------------------------------------------------------------------------------------------
         74,000  Banc One Corp.                                                                    3,135,750
         29,000  BankAmerica Corp.                                                                 3,389,375
          5,900  BankBoston Corp.                                                                    429,225
         41,500  Bankers Trust New York Corp.                                                      3,377,063
         40,000  Comerica, Inc.                                                                    2,340,000
          6,300  CoreStates Financial Corp.                                                          318,938
         19,000  First of America Bank Corp.                                                       1,263,500
        100,000  Fleet Financial Group, Inc.                                                       6,100,000
         63,000  KeyCorp                                                                           3,283,875
         50,000  Morgan (J.P.) & Co., Inc.                                                         5,093,750
         60,000  National City Corp.                                                               2,925,000
         54,000  NationsBank Corp.                                                                 3,260,250
         85,000  PNC Bank Corp.                                                                    3,495,625
         30,000  Summit Bancorp                                                                    1,395,000
                                                                                              --------------
                                                                                                  39,807,351

Basic Industrial Products (0.5%)
------------------------------------------------------------------------------------------------------------
         70,000  Deere (John) & Co.                                                                3,220,000
         60,000  General Signal Corp.                                                              2,355,000
                                                                                              --------------
                                                                                                   5,575,000
Building and Construction (0.2%)
------------------------------------------------------------------------------------------------------------
         31,000  Armstrong World Industries, Inc.                                                  2,038,250

Business Services and Equipment (0.9%)
------------------------------------------------------------------------------------------------------------
         36,000  IBM Corp.                                                                         5,787,000
         76,000  Xerox Corp.                                                                       4,674,000
                                                                                              --------------
                                                                                                  10,461,000

Chemicals (1.2%)
------------------------------------------------------------------------------------------------------------
         30,000  Bayer AG ADR (Germany)                                                            1,193,649
         32,000  Dow Chemical Co.                                                                  2,716,000
         30,000  du Pont (E.I.) de Nemours & Co., Ltd.                                             3,183,750
         58,000  Eastman Chemical Co.                                                              2,958,000
         50,000  Hercules, Inc.                                                                    1,968,750
         65,000  Witco Chemical Corp.                                                              2,429,375
                                                                                              --------------
                                                                                                  14,449,524

Computer Services (0.2%)
------------------------------------------------------------------------------------------------------------
         85,000  NCR Corp. +                                                                       2,465,000

Computer Software (0.2%)
------------------------------------------------------------------------------------------------------------
         55,000  Computer Associates Intl., Inc.                                                   2,860,000

Conglomerates (1.4%)
------------------------------------------------------------------------------------------------------------
         58,000  Cooper Industries, Inc.                                                           2,668,000
         45,000  General Motors Corp. Class H                                                      2,418,750
         54,000  Minnesota Mining & Manufacturing Co.                                              4,698,000
         76,000  TRW, Inc.                                                                         3,961,500
         33,000  United Technologies Corp.                                                         2,495,625
         20,000  Veba (Vereinigte Elektrizitaets Bergwerks) AG (Germany) +                         1,031,691
                                                                                              --------------
                                                                                                  17,273,566

Consumer Durable Goods (0.2%)
------------------------------------------------------------------------------------------------------------
         53,000  Whirlpool Corp.                                                                   2,477,750

Consumer Non Durables (1.9%)
------------------------------------------------------------------------------------------------------------
         58,000  American Brands, Inc.                                                             3,117,500
         50,000  Avon Products, Inc.                                                               3,081,250
         20,000  Clorox Co.                                                                        2,547,500
         92,000  Kimberly-Clark Corp.                                                              4,715,000
        140,000  Philip Morris Cos., Inc.                                                          5,512,500
         60,000  RJR Nabisco Holdings Corp.                                                        1,785,000
         80,000  Universal Corp.                                                                   2,240,000
                                                                                              --------------
                                                                                                  22,998,750

Electric Utilities (0.3%)
------------------------------------------------------------------------------------------------------------
         50,000  Carolina Power & Light Co.                                                        1,700,000
         82,000  Central & South West Corp.                                                        1,650,250
                                                                                              --------------
                                                                                                   3,350,250
Electronics and Electrical Equipment (1.3%)
------------------------------------------------------------------------------------------------------------
         53,000  Emerson Electric Co.                                                              2,689,750
         16,000  General Electric Co.                                                              1,774,000
         62,000  Hewlett-Packard Co.                                                               3,255,000
         53,000  Motorola, Inc.                                                                    3,034,250
         35,000  Siemens AG (Germany)                                                              1,898,566
         34,000  Texas Instruments, Inc.                                                           3,034,500
                                                                                              --------------
                                                                                                  15,686,066

Environmental Control (0.1%)
------------------------------------------------------------------------------------------------------------
         56,000  WMX Technologies, Inc.                                                            1,645,000

Farm Equipment (0.2%)
------------------------------------------------------------------------------------------------------------
         90,000  New Holland N.V. (Netherlands)                                                    1,991,250

Food and Beverages (1.1%)
------------------------------------------------------------------------------------------------------------
         68,000  Anheuser-Busch Cos., Inc.                                                         2,915,500
         47,000  General Mills, Inc.                                                               2,914,000
         65,000  Heinz (H.J.) Co.                                                                  2,697,500
         70,000  Sara Lee Corp.                                                                    2,940,000
         98,000  Whitman Corp.                                                                     2,266,250
                                                                                              --------------
                                                                                                  13,733,250

Health Care (0.4%)
------------------------------------------------------------------------------------------------------------
        110,000  Baxter International, Inc.                                                        5,266,250

Household Products (0.2%)
------------------------------------------------------------------------------------------------------------
         63,000  Tupperware Corp.                                                                  2,094,750

Insurance and Finance (1.8%)
------------------------------------------------------------------------------------------------------------
         61,000  American General Corp.                                                            2,661,125
         94,492  AON Corp.                                                                         6,283,718
         50,000  Beneficial Corp.                                                                  3,200,000
         18,000  CIGNA Corp.                                                                       2,706,750
         55,000  Federal National Mortgage Association                                             2,261,875
         50,000  Norwest Corp.                                                                     2,493,750
        105,000  USF&G Corp.                                                                       2,100,000
                                                                                              --------------
                                                                                                  21,707,218

Metals and Mining (0.3%)
------------------------------------------------------------------------------------------------------------
        108,000  Freeport-McMoRan Copper & Gold Co., Inc. Class A                                  3,024,000
         35,086  Freeport-McMoRan Copper & Gold Co., Inc. Class B                                  1,021,880
                                                                                              --------------
                                                                                                   4,045,880

Oil and Gas (2.9%)
------------------------------------------------------------------------------------------------------------
         77,857  Amoco Corp.                                                                       6,510,792
         22,000  British Petroleum PLC ADR (United Kingdom)                                        3,027,750
         87,000  Elf Aquitane ADR (France)                                                         4,230,375
        100,000  Exxon Corp.                                                                       5,662,500
         30,000  Mobil Corp.                                                                       3,900,000
        100,000  Occidental Petroleum Corp.                                                        2,212,500
         55,000  PanEnergy Corp.                                                                   2,433,750
         18,000  Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                   3,244,500
         60,000  Total Corp. ADR (France)                                                          2,497,500
         65,000  YPF S.A. ADR (Argentina)                                                          1,795,625
                                                                                              --------------
                                                                                                  35,515,292

Packaging and Containers (0.2%)
------------------------------------------------------------------------------------------------------------
         40,000  Crown Cork & Seal Co., Inc.                                                       2,190,000

Paper and Forest Products (0.6%)
------------------------------------------------------------------------------------------------------------
         46,000  Temple Inland, Inc.                                                               2,553,000
         94,000  Weyerhaeuser Co.                                                                  4,300,500
                                                                                              --------------
                                                                                                   6,853,500

Pharmaceuticals and Biotechnology (1.1%)
------------------------------------------------------------------------------------------------------------
         51,000  American Home Products Corp.                                                      3,378,750
         54,000  Bristol-Myers Squibb Co.                                                          3,537,000
        134,000  Pharmacia & Upjohn, Inc.                                                          3,969,750
         30,000  Warner-Lambert Co.                                                                2,940,000
                                                                                              --------------
                                                                                                  13,825,500

Photography (0.7%)
------------------------------------------------------------------------------------------------------------
         70,844  Eastman Kodak Co.                                                                 5,915,474
         55,000  Polaroid Corp.                                                                    2,667,500
                                                                                              --------------
                                                                                                   8,582,974

Pipelines (0.1%)
------------------------------------------------------------------------------------------------------------
         41,000  Enron Corp.                                                                       1,542,625

Publishing (0.4%)
------------------------------------------------------------------------------------------------------------
         82,000  Deluxe Corp.                                                                      2,511,250
         41,000  McGraw-Hill, Inc.                                                                 2,085,875
                                                                                              --------------
                                                                                                   4,597,125

Railroad (0.4%)
------------------------------------------------------------------------------------------------------------
         26,000  Norfolk Southern Corp.                                                            2,336,750
         36,000  Union Pacific Corp.                                                               2,295,000
                                                                                              --------------
                                                                                                   4,631,750

Real Estate (0.1%)
------------------------------------------------------------------------------------------------------------
        100,000  LTC Properties, Inc. (R)                                                          1,675,000

Retail (1.3%)
------------------------------------------------------------------------------------------------------------
         63,000  Dayton Hudson Corp.                                                               2,835,000
        270,000  K mart Corp.                                                                      3,678,750
         60,000  Lowe's Cos., Inc.                                                                 2,280,000
         47,000  Penney (J.C.) Co., Inc.                                                           2,244,250
         63,000  Rite Aid Corp.                                                                    2,898,000
         50,000  Sears, Roebuck & Co.                                                              2,400,000
                                                                                              --------------
                                                                                                  16,336,000

Savings and Loans (0.4%)
------------------------------------------------------------------------------------------------------------
         79,000  Ahmanson (H.F.) & Co.                                                             3,011,875
         40,000  Great Western Financial Corp.                                                     1,680,000
                                                                                              --------------
                                                                                                   4,691,875

Telephone Utilities (1.8%)
------------------------------------------------------------------------------------------------------------
         96,000  American Telephone & Telegraph Co.                                                3,216,000
         46,000  Bell Atlantic Corp.                                                               3,116,500
         38,000  BellSouth Corp.                                                                   1,691,000
         47,000  GTE Corp.                                                                         2,156,125
         50,000  NYNEX Corp.                                                                       2,587,500
         74,452  SBC Communications, Inc.                                                          4,132,086
        100,000  Sprint Corp.                                                                      4,387,500
                                                                                              --------------
                                                                                                  21,286,711

Transportation (0.6%)
------------------------------------------------------------------------------------------------------------
         28,000  Burlington Northern Santa Fe Corp.                                                2,205,000
         31,000  Delta Air Lines, Inc.                                                             2,855,875
         80,000  Ryder System, Inc.                                                                2,490,000
                                                                                              --------------
                                                                                                   7,550,875

Utilities (0.8%)
------------------------------------------------------------------------------------------------------------
         50,000  Cinergy Corp.                                                                     1,662,500
         81,000  Edison International                                                              1,701,000
         40,000  Potomac Electric Power Co.                                                          900,000
         35,000  Public Service Co. of Colorado                                                    1,356,250
         38,000  Union Electric Co.                                                                1,353,750
         70,000  US West, Inc.                                                                     2,458,750
                                                                                              --------------
                                                                                                   9,432,250
                                                                                              --------------
                 Total Common Stocks (cost $262,394,351)                                       $ 342,335,777

CONVERTIBLE PREFERRED STOCKS (20.9%) *
NUMBER OF SHARES                                                                                       VALUE

Aerospace and Defense (0.3%)
------------------------------------------------------------------------------------------------------------
   $     70,000  Kaman Corp. $3.25 cv. pfd.                                                    $   3,846,719

Automotive (0.9%)
------------------------------------------------------------------------------------------------------------
         63,950  Federal Mogul Corp. $3.875 cv. pfd.                                               4,908,163
         53,900  Ford Motor Co. Ser. A, $4.20 dep. shs. cv. pfd.                                   6,036,800
                                                                                              --------------
                                                                                                  10,944,963
Banks (2.1%)
------------------------------------------------------------------------------------------------------------
        109,500  Banc One Corp. Ser. C, $3.50 cv. pfd.                                             9,115,875
         31,500  Matewan Bancshares, Inc. Ser. A, $1.875 cv. pfd.                                    763,875
         56,100  Roosevelt Financial Group $3.25 cv. pfd.                                          4,782,525
         83,550  Sovereign Bancorp Inc. $3.13 cv. pfd.                                             6,182,700
         81,350  Union Planters Corp. Ser. E, $2.00 cv. pfd.                                       4,453,913
                                                                                              --------------
                                                                                                  25,298,888

Basic Industrial Products (0.8%)
------------------------------------------------------------------------------------------------------------
         40,000  Case Corp. Ser. A, $4.50 cv. pfd.                                                 5,370,000
         88,450  Greenfield Industries, Inc. 144A $3.00 cv. pfd.                                   3,737,013
                                                                                              --------------
                                                                                                   9,107,013

Broadcasting (0.8%)
------------------------------------------------------------------------------------------------------------
         82,000  Chancellor Broadcasting Corp. 144A $3.50 cv. pfd.                                 4,366,500
         82,720  SFX Broadcasting, Inc. Ser. D, $3.25 cv. pfd.                                     3,722,400
        276,000  Triathlon Broadcasting Co. $0.945 cv. pfd.                                        2,139,000
                                                                                              --------------
                                                                                                  10,227,900

Building and Construction (0.3%)
------------------------------------------------------------------------------------------------------------
         53,800  Southdown, Inc. $2.875 cv. pfd.                                                   3,241,450

Business Services (0.3%)
------------------------------------------------------------------------------------------------------------
         47,000  Ikon Office Solutions, Inc. Ser. BB, $5.03 cv. pfd.                               3,196,000

Computer Services (0.3%)
------------------------------------------------------------------------------------------------------------
         79,457  Wang Laboratories, Inc. Ser. B, $3.25 cv. pfd.                                    3,615,294

Computers (0.3%)
------------------------------------------------------------------------------------------------------------
        128,000  Vanstar Corp. 144A $3.375 cv. pfd.                                                3,920,000

Conglomerates (0.3%)
------------------------------------------------------------------------------------------------------------
       185,000   Cooper Industries, Inc. $0.81 cv. pfd.                                            3,491,875

Consumer Non Durables (0.3%)
------------------------------------------------------------------------------------------------------------
        96,075   Fieldcrest Cannon Ser. A, $3.00 cv. pfd.                                          4,179,263

Consumer Products (0.4%)
------------------------------------------------------------------------------------------------------------
        68,250   Corning, Inc. $3.00 cv. pfd.                                                      5,187,000

Consumer Services (0.6%)
------------------------------------------------------------------------------------------------------------
        67,800   Service Corp. $3.125 cv. pfd.                                                     7,771,575

Entertainment (0.3%)
------------------------------------------------------------------------------------------------------------
        87,670   Station Casinos, Inc. $3.50 cv. pfd.                                              3,813,645

Financial Services (1.3%)
------------------------------------------------------------------------------------------------------------
        77,000   Devon Financing Trust $3.25 cv. pfd.                                              4,908,750
       136,643   Finova Finance Trust $2.75 cv. pfd.                                               7,276,240
        70,000   Timet Capital Trust I 144A $3.3125 cv. pfd.                                       3,290,000
                                                                                              --------------
                                                                                                  15,474,990

Food (0.4%)
------------------------------------------------------------------------------------------------------------
        90,000   Chiquita Brands International, Inc. Ser. B, $3.75 cv. pfd.                        5,265,000

Insurance and Finance (1.9%)
------------------------------------------------------------------------------------------------------------
        52,849   American Bankers Insurance Group, Inc. Ser. B,
                   $3.125 cv. pfd.                                                                 3,322,881
       140,500   American General Delaware Corp. $3.00 cv. pfd.                                    8,201,688
        83,700   Penncorp Financial Group, Inc. 144A $3.50 cv.pfd.                                 4,875,525
       110,400   St. Paul Capital LLC $3.00 cv. pfd.                                               6,789,600
                                                                                              --------------
                                                                                                  23,189,694

Metals and Mining (1.2%)
------------------------------------------------------------------------------------------------------------
        70,000   Amax Gold, Inc. Ser. B, $3.75 cv. pfd.                                            3,631,250
       292,300   Freeport-McMoRan Copper Co., Inc. $1.75 cv. pfd.                                  7,892,100
        90,400   Pittston Mineral Corp. 144A $3.125 dep. shs. cv. pfd.                             3,435,200
                                                                                              --------------
                                                                                                  14,958,550

Oil and Gas (3.0%)
------------------------------------------------------------------------------------------------------------
       310,181   Atlantic Richfield Co. $2.23 cv. pfd.                                             6,358,711
        65,000   Grant Geophysical, Inc. $2.4375 cv. pfd.                                             56,875
        30,000   Lomak Petroleum, Inc. 144A $2.03 cv. pfd.                                         1,398,750
       100,580   Neuvo Energy Corp. Ser. A, $2.875 cv. pfd.                                        4,588,963
       116,800   Occidental Petroleum Corp. 144A $3.875 cv. pfd.                                   6,394,800
        75,505   Tejas Gas Corp. $2.65 cv. pfd.                                                    4,039,518
       124,500   Tosco Financing Trust 144A $2.875 cv. pfd.                                        6,878,625
       109,900   Unocal Capital Trust $3.125 cv. pfd.                                              6,181,875
                                                                                              --------------
                                                                                                  35,898,117

Packaging and Containers (0.5%)
------------------------------------------------------------------------------------------------------------
       129,900   Crown Cork & Seal Co., Inc. $4.50 cv. pfd.                                        6,641,138

Paper and Forest Products (0.4%)
------------------------------------------------------------------------------------------------------------
       104,400   International Paper Co. $2.63 cv. pfd.                                            4,945,950

Real Estate (1.3%)
------------------------------------------------------------------------------------------------------------
        92,000   Insignia Financial Group, Inc. 144A $3.25 cv. pfd.                                4,094,000
        53,500   Oasis Residential, Inc. Ser. A, $2.25 cv. pfd. (R)                                1,377,625
        65,000   Rouse Co. Ser. B, $3.00 cv. pfd. (R)                                              2,957,500
       195,000   Security Capital Pacific Trust Ser. A, $1.75 cv. pfd.                             5,923,125
        74,490   Tanger Factory Outlet Centers $1.575 cv. pfd. (R)                                 1,750,515
                                                                                              --------------
                                                                                                  16,102,765
Retail (1.4%)
------------------------------------------------------------------------------------------------------------
        80,000   Ann Taylor Finance Trust $4.25 cv. pfd.                                           5,420,000
       153,000   Boise Cascade Corp. Ser. G, $1.58 cv. pfd.                                        4,092,750
       140,600   K mart Financing I $3.875 cv. pfd.                                                8,102,058
                                                                                              --------------
                                                                                                  17,614,808

Savings and Loans (0.5%)
------------------------------------------------------------------------------------------------------------
        82,000   Ahmanson (H.F.) & Co. $3.00 cv. pfd.                                              6,478,000

Telecommunications (0.6%)
------------------------------------------------------------------------------------------------------------
       169,000   AirTouch Communications, Inc. Ser. C, $2.125 cv. pfd.                             7,689,500
                                                                                              --------------
                 Total Convertible Preferred Stocks
                   (cost $237,922,540)                                                        $  252,100,097


FOREIGN GOVERNMENT BONDS AND NOTES (cost $5,088,000) (0.4%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
   $ 5,100,000   Italy (Government of) cv. bonds 5s, 2001 (Italy)                             $    5,036,250

CORPORATE BONDS AND NOTES (cost $3,210,625) (0.3%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
   $ 2,500,000   Siemens Capital Corp. company guaranty
                   8s, 2002 (Germany)                                                         $    3,650,000

SHORT-TERM INVESTMENTS (cost $68,220,288) (5.7%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
   $68,210,000   Interest in $492,645,000 joint repurchase agreement
                   dated April 30, 1997 with Morgan (J.P.) & Co., Inc.
                   due May 1, 1997 with respect to various
                   U.S. Treasury obligations -- maturity value of
                   $68,220,288 for an effective yield of 5.43%                                $   68,220,288
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,100,682,595) ***                                  $1,204,760,465
------------------------------------------------------------------------------------------------------------

* Percentages indicated are based on net assets of $1,205,519,944.

*** The aggregate identified cost on a tax basis is $1,100,650,733, resulting in gross unrealized appreciation and depreciation of $147,648,705 and $43,538,973, respectively, or net unrealized appreciation of $104,109,732.

+   Non-income-producing security.

++ The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

[2 DBL. DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.

(R) Real Estate Investment Trust.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository
Receipts Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.





------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 1997
(aggregate face value $13,746,649)

                                       Market     Aggregate Face  Delivery      Unrealized
                                       Value         Value        Date        Appreciation
-------------------------------------------------------------------------------------------
Japanese Yen                      $   24,618     $   30,151       6/02/97        $    5,533
Japanese Yen                          38,296         46,962       7/28/97             8,666
Japanese Yen                          25,288         30,847       12/1/97             5,559
Japanese Yen                       3,317,760      4,042,341       1/28/98           724,581
Japanese Yen                          26,692         32,171      11/30/98             5,479
Japanese Yen                          25,987         31,538       6/01/98             5,551
Japanese Yen                          27,421         32,798       6/01/99             5,377
Japanese Yen                          28,089         33,432      11/30/99             5,343
Japanese Yen                          28,801         34,054       5/31/00             5,253
Japanese Yen                          29,466         34,583      11/30/00             5,117
Japanese Yen                       8,070,452      9,397,772       5/31/01         1,327,320
-------------------------------------------------------------------------------------------
                                                                                 $2,103,779
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,100,682,595) (Note 1)                                            $1,204,760,465
---------------------------------------------------------------------------------------------------
Cash                                                                                      8,166,526
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                 9,141,914
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           11,543,890
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                            2,103,779
---------------------------------------------------------------------------------------------------
Total assets                                                                          1,235,716,574

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         26,131,718
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                1,657,135
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              1,684,035
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  202,557
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 6,194
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,769
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      360,027
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      153,195
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        30,196,630
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,205,519,944

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $1,055,583,208
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              1,867,809
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment and foriegn
currency transactions (Note 1)                                                           41,887,397
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                       106,181,530
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,205,519,944

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,002,849,844 divided by 48,546,910 shares)                                                $20.66
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $20.66)*                                      $21.92
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($191,743,680 divided by 9,361,564 shares)**                                                 $20.48
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($10,926,420 divided by 531,960 shares)                                                      $20.54
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $20.54)*                                      $21.28
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended April 30,1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                               $17,863,297
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $6,493)                                                10,587,649
--------------------------------------------------------------------------------------------------
Total investment income                                                                 28,450,946
--------------------------------------------------------------------------------------------------

Expenses:
Compensation of Manager (Note 2)                                                         3,332,205
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             929,486
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           14,496
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            13,180
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    1,194,264
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      844,248
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       36,842
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     66,225
--------------------------------------------------------------------------------------------------
Registration fees                                                                           15,078
--------------------------------------------------------------------------------------------------
Auditing                                                                                    13,520
--------------------------------------------------------------------------------------------------
Legal                                                                                        6,793
--------------------------------------------------------------------------------------------------
Postage                                                                                     14,998
--------------------------------------------------------------------------------------------------
Other                                                                                       68,281
--------------------------------------------------------------------------------------------------
Total expenses                                                                           6,549,616
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (331,698)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             6,217,918
--------------------------------------------------------------------------------------------------
Net investment income                                                                   22,233,028
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        41,617,980
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in foreign currencies              1,377,067
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                             8,842,113
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 51,837,160
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $74,070,188
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                           April 30         October 31
                                                                                               1997*              1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   22,233,028     $   37,114,720
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                         41,617,980         79,062,109
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                             10,219,180         45,277,440
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     74,070,188        161,454,269
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                             (21,584,195)       (39,696,713)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (3,308,595)        (4,495,021)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (209,346)          (207,655)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
    Class A                                                                             (65,659,146)       (27,754,648)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (11,191,470)        (3,021,352)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (688,054)           (80,667)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       182,349,934        131,834,466
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                 153,779,316        218,032,679

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   1,051,740,628        833,707,949
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $1,867,809 and $4,736,917, respectively)                                   $1,205,519,944     $1,051,740,628
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       April 30
operating performance         (Unaudited)                                    Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1997             1996             1995             1994             1993             1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $21.24           $19.42           $19.09           $20.38           $17.60           $15.78
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .43 (d)          .81 (d)          .85              .81              .87              .89
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.01             2.70             1.60             (.46)            2.87             1.89
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.44             3.51             2.45              .35             3.74             2.78
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.48)            (.98)            (.96)            (.74)            (.96)            (.96)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.54)            (.71)           (1.16)            (.90)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (2.02)           (1.69)           (2.12)           (1.64)            (.96)            (.96)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $20.66           $21.24           $19.42           $19.09           $20.38           $17.60
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           7.06*           18.99            14.38             1.84            21.74            18.16
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,002,850         $898,486         $756,645         $697,946         $707,969         $599,866
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .52*            1.06             1.16              .96              .96             1.11
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.99*            3.99             4.64             4.16             4.55             5.32
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             30.93*           61.43            69.52            48.37            66.63            59.89
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                     $.0514           $.0508
------------------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total investment return assumes dividend reinvestment  and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        April 30                                                       July 15, 1993+
operating performance                          (Unaudited)                   Year ended October 31              to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $21.09           $19.30           $19.00           $20.35           $19.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .35 (d)          .66 (d)          .69              .74              .23
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .99             2.68             1.61             (.55)             .82
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.34             3.34             2.30              .19             1.05
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.41)            (.84)            (.84)            (.66)            (.23)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.54)            (.71)           (1.16)            (.88)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.95)           (1.55)           (2.00)           (1.54)            (.23)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $20.48           $21.09           $19.30           $19.00           $20.35
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            6.59*           18.14            13.54             1.00             5.43*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $191,744         $146,127          $75,309          $31,432           $4,439
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .89*            1.81             1.91             1.71              .52*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.63*            3.26             3.92             3.58              .91*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              30.93*           61.43            69.52            48.37            66.63
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0514           $.0508
------------------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total investment return assumes dividend reinvestment  and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six months
                                                                                      ended                    For the period
Per-share                                                                          April 30       Year ended   March 13, 1995+
operating performance                                                            (Unaudited)      October 31    to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $21.14           $19.37           $17.79
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .39 (d)         0.73 (d)          .64
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .99             2.65             1.64
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  1.38             3.38             2.28
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.44)            (.90)            (.70)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                        (1.54)            (.71)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (1.98)           (1.61)            (.70)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $20.54           $21.14           $19.37
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              6.78*           18.30            12.99*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $10,926           $7,128           $1,753
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .77*            1.54             1.04*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              1.76*            3.55             2.89*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                30.93*           61.43            69.52
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                                        $.0514           $.0508
------------------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total investment return assumes dividend reinvestment  and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
April 30, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Convertible Income-Growth Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks current income and capital appreciation by investing primarily in bonds and preferred stocks convertible into common stock with capital preservation as a secondary objective.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

Discounts on zero coupon bonds are accreted according to the effective yield method.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% of any excess thereafter. Prior to February 20, 1997, any amount over $1.5 billion was based on 0.45%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1997, fund expenses were reduced by $331,698 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $1,360 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The Fund has adopted an unfunded noncontributory defined benefit pension plan covering all Trustees of the Fund who have served as Trustee for at least five years. Benefits under the plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee fees in the Statement of operations for the six months ended April 30, 1997. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended April 30, 1997, purchases and sales of investment securities other than short-term investments aggregated $430,136,219 and $330,955,342, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At April 30, 1997, there was an unlimited number of shares of beneficial interest authorized.

                                         Six months ended
                                          April 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,757,504     $141,585,416
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,759,864       76,375,012
------------------------------------------------------------
                                 10,517,368      217,960,428

Shares
repurchased                      (4,263,080)     (89,908,143)
------------------------------------------------------------
Net increase                      6,254,288     $128,052,285
------------------------------------------------------------

                                           Year ended
                                        October 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,225,633     $126,621,311
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     2,946,646       58,192,170
------------------------------------------------------------
                                  9,172,279      184,813,481

Shares
repurchased                      (5,850,929)    (119,160,209)
------------------------------------------------------------
Net increase                      3,321,350     $ 65,653,272
------------------------------------------------------------

                                          Six months ended
                                           April 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,538,872     $ 52,766,446
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       583,863       11,772,190
------------------------------------------------------------
                                  3,122,735       64,538,636

Shares
repurchased                        (691,226)     (14,367,313)
------------------------------------------------------------
Net increase                      2,431,509     $ 50,171,323
------------------------------------------------------------

                                            Year ended
                                        October 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,655,578     $ 74,061,724
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       303,647        5,977,026
------------------------------------------------------------
                                  3,959,225       80,038,750

Shares
repurchased                        (931,979)     (18,858,855)
------------------------------------------------------------
Net increase                      3,027,246     $ 61,179,895
------------------------------------------------------------

                                         Six months ended
                                          April 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         315,345      $ 6,634,641
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        39,497          797,879
------------------------------------------------------------
                                    354,842        7,432,520

Shares
repurchased                        (160,044)      (3,306,194)
------------------------------------------------------------
Net increase                        194,798      $ 4,126,326
------------------------------------------------------------

                                           Year ended
                                        October 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         330,113      $ 6,691,625
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        12,651          252,193
------------------------------------------------------------
                                    342,764        6,943,818
------------------------------------------------------------
Shares
repurchased                         (96,145)      (1,942,519)
------------------------------------------------------------
Net increase                        246,619      $ 5,001,299
------------------------------------------------------------



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Thomas V. Reilly
Vice President

Hugh H. Mullin
Vice President and Fund Manager

Charles G. Pohl
Vice President and Fund Manager

Edward T. Shadek, Jr.
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Convertible-Income Growth Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

33893-008/223/920           6/97